Property and Equipment - Schedule of Amortization of Capitalized Maintenance Costs and Repairs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Amortization of capitalized maintenance costs	R$ (24,783)	R$ (63,236)	R$ (51,462)
Maintenance materials and repairs	(504,477)	(568,144)	(708,739)
Amortization of capitalized maintenance costs and maintenance expenses	R$ (529,260)	R$ (631,380)	R$ (760,201)